Quarterly Holdings Report
for
Fidelity® Tactical Bond ETF
November 30, 2025
TBE-NPRT1-0126
1.9906545.102
Asset-Backed Securities - 2.6%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	67,896	66,535
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	84,389	82,791
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		149,326
UNITED STATES - 2.2%
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	115,313	114,048
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (b)	250,000	252,867
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (b)	248,754	247,387
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	24,750	25,032
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	24,750	24,669
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	123,750	123,294
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,750	24,603
TOTAL UNITED STATES		811,900
TOTAL ASSET-BACKED SECURITIES (Cost $938,150)		961,226

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (c)(d)(e)	768	763
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (c)(d)(e)	8,450	8,467

TOTAL FRANCE		9,230
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (c)(d)(e)	997	733
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (c)(d)(e)	14,775	7,018
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (c)(d)(e)	6,990	5,574
UNITED STATES - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (c)(d)(e)	2,157	1,410
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (c)(d)(e)	16,000	14,142
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (c)(d)(e)	9,937	9,869
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (c)(d)(e)	10,000	9,944
		35,365
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (c)(d)(e)	4,917	4,484
TOTAL COMMUNICATION SERVICES		39,849

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (c)(d)(e)(f)	5,000	5,000
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (c)(d)(e)	39,558	32,200
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	8,978	9,000
		41,200
Hotels, Restaurants & Leisure - 0.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (c)(d)(e)	10,955	10,462
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (c)(d)(e)	9,940	8,886
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (c)(d)(e)	30,713	29,511
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (c)(d)(e)	990	955
		49,814
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (c)(d)(e)	12,993	12,138
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (c)(d)(e)	20,000	19,967
		32,105
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (c)(d)(e)	11,770	11,073
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (c)(d)(e)	6,997	6,911
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (c)(d)(e)	5,930	5,558
		23,542
TOTAL CONSUMER DISCRETIONARY		151,661

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (c)(d)(e)	5,000	4,919
Food Products - 0.1%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (c)(d)(e)(g)	1,192	547
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (c)(d)(e)(g)	344	157
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(e)	2,949	2,809
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (c)(d)(e)(h)	3,880	3,143
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (c)(d)(e)	10,000	10,025
		16,681
TOTAL CONSUMER STAPLES		21,600

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (c)(d)(e)	52,792	23,553
Financials - 0.1%
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (c)(d)(e)	8,978	8,984
Insurance - 0.1%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (c)(d)(e)	11,000	10,512
TOTAL FINANCIALS		19,496

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (c)(d)(e)	5,000	4,973
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.0015% 6/28/2029 (c)(d)(e)(h)	2,941	2,294
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (c)(d)(e)	4,980	4,421
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (c)(d)(e)(h)	568	551
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (c)(d)(e)	5,070	2,079
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (c)(d)(e)	4,000	3,981
		13,326
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (c)(d)(e)	24,950	24,614
TOTAL HEALTH CARE		42,913

Industrials - 0.1%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (c)(d)(e)	4,987	4,989
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (c)(d)(e)	4,987	3,965
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (c)(d)(e)	4,987	3,956
		7,921
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (c)(d)(e)	997	837
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (c)(d)(e)	8,915	7,962
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (c)(d)(e)	2,000	1,949
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (c)(d)(e)	9,911	9,660
		20,408
TOTAL INDUSTRIALS		33,318

Information Technology - 0.2%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (c)(d)(e)	1,000	882
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (c)(d)(e)	9,922	9,479
X Corp 1LN, term loan 9.5% 10/26/2029 (c)	15,000	14,857
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (c)(d)(e)	16,944	16,487
		41,705
Software - 0.1%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (c)(d)(e)(f)	5,000	4,985
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.2878% 9/13/2029 (c)(d)(e)(h)	1,367	1,367
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (c)(d)(e)	4,948	4,656
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (c)(d)(e)	8,000	7,520
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (c)	998	1,025
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (c)(d)(e)	13,970	13,489
		33,042
TOTAL INFORMATION TECHNOLOGY		74,747

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(e)(i)	124	122
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (c)(d)(e)	982	746
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (c)(d)(e)	474	469
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (c)(d)(e)	15,910	14,123
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (c)(d)(e)	10,970	10,664
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (c)(d)(e)	1,706	1,662
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (c)(d)(e)	12,972	9,904
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (c)(d)(e)	12,288	12,107
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (c)(d)(e)	4,943	4,292
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (c)(d)(e)	10,000	7,448
		61,537
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (c)(d)(e)	10,842	10,887
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (c)(d)(e)(f)	5,000	5,000
		15,887
TOTAL UNITED STATES		484,561
TOTAL BANK LOAN OBLIGATIONS (Cost $534,099)		507,116

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(d)(e)	90,664	90,664
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(d)(e)	70,000	69,913
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(e)	31,000	28,631
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(d)(e)	84,000	84,078
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.459% 2/15/2035 (b)(d)(e)	83,000	82,845
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 5.709% 2/15/2035 (b)(d)(e)	54,000	53,898
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(d)(e)	70,148	70,192
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	86,045
TOTAL UNITED STATES		566,266
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $560,568)		566,266

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (h)	637	9,646
Altice France Holding SA rights (b)(h)(j)	16	184

TOTAL FRANCE		9,830
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(j)	444	5,275
Cano Health LLC warrants (h)(j)	14	43

TOTAL UNITED STATES		5,318
TOTAL COMMON STOCKS (Cost $20,142)		15,148

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (b)	7,000	6,733
UNITED STATES - 0.4%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (e)	23,787	56,116
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	24,000	22,392
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	6,000	7,552
ON Semiconductor Corp 0% 5/1/2027 (k)	7,000	8,049
Wolfspeed Inc 2.5% 6/15/2031	2,000	3,389
Wolfspeed Inc 2.5% 6/15/2031 (b)	1,000	1,694
		20,684
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (b)	10,000	13,275
Terawulf Inc 0% 5/1/2032 (b)(k)	5,000	5,079
		18,354
TOTAL INFORMATION TECHNOLOGY		39,038

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	10,000	10,255
TOTAL UNITED STATES		127,801
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $97,073)		134,534

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (h) (Cost $9,680)	402	10,758

Foreign Government and Government Agency Obligations - 4.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Australian Commonwealth 3.5% 12/21/2034 (l)	AUD	50,000	30,407
BRAZIL - 1.4%
Brazilian Federative Republic 10% 1/1/2029	BRL	400,000	69,972
Brazilian Federative Republic 10% 1/1/2031	BRL	1,000,000	167,224
Brazilian Federative Republic 10% 1/1/2033	BRL	800,000	128,707
Federative Republic of Brazil 7.250% 1/12/2056		174,000	173,652
TOTAL BRAZIL			539,555
CANADA - 0.3%
Canadian Government 2.75% 6/1/2033	CAD	30,000	21,110
Canadian Government 3.25% 12/1/2034	CAD	123,000	89,002
TOTAL CANADA			110,112
COLOMBIA - 0.6%
Colombian Republic 8% 11/14/2035		200,000	215,600
DOMINICAN REPUBLIC - 0.7%
Dominican Republic Bond 4.875% 9/23/2032 (b)		260,000	247,869
JAPAN - 0.8%
Japan Government 0.1% 12/20/2025	JPY	47,900,000	306,593
MULTI-NATIONAL - 0.2%
European Union 3.375% 12/12/2035 (l)	EUR	26,000	30,930
European Union 3.75% 10/12/2045 (l)	EUR	35,000	40,461
TOTAL MULTI-NATIONAL			71,391
UNITED KINGDOM - 0.3%
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (l)	GBP	75,000	101,256
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,603,190)			1,622,783

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
Illinois - 0.5%
General Obligations - 0.5%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025	200,000	199,703
Massachusetts - 0.1%
Health Care - 0.1%
Massachusetts St Dev Fin Agy Rv (Tufts Medicine Proj.) Series 2025 G, 6.625% 10/1/2030 (m)	35,000	35,505
TOTAL MUNICIPAL SECURITIES (Cost $234,629)		235,208

Non-Convertible Corporate Bonds - 32.0%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 7% 4/1/2031 (b)		5,000	5,197
Mineral Resources Ltd 8% 11/1/2027 (b)		21,000	21,468
Mineral Resources Ltd 9.25% 10/1/2028 (b)		5,000	5,250
			31,915
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	10,000	6,836
TOTAL AUSTRALIA			38,751
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		14,000	12,382
BRAZIL - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (b)(g)		26,000	5,819
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)		12,000	12,015
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		17,955	17,977
			29,992
TOTAL BRAZIL			35,811
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (b)		13,000	12,638
CANADA - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (e)		6,000	6,149
TELUS Corp 7% 10/15/2055 (e)		3,000	3,132
			9,281
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (e)		3,000	3,118
Rogers Communications Inc 7.125% 4/15/2055 (e)		3,000	3,176
			6,294
TOTAL COMMUNICATION SERVICES			15,575

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		21,000	20,011
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		5,000	5,095
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		4,000	4,124
			29,230
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		10,000	6,664
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (b)		9,000	9,143
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (e)		9,000	9,546
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (e)		2,000	2,072
			20,761
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (b)		5,000	5,273
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,268
Bombardier Inc 7.25% 7/1/2031 (b)		9,000	9,587
Bombardier Inc 8.75% 11/15/2030 (b)		5,000	5,398
			25,526
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		9,000	9,446
TOTAL INDUSTRIALS			34,972

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (b)		49,000	46,468
Open Text Corp 3.875% 2/15/2028 (b)		2,000	1,951
			48,419
Materials - 0.2%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027		61,000	61,172
Methanex Corp 5.65% 12/1/2044		13,000	11,403
			72,575
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (b)		5,000	5,187
Champion Iron Canada Inc 7.875% 7/15/2032 (b)		5,000	5,266
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,000	3,002
			13,455
TOTAL MATERIALS			86,030

TOTAL CANADA			241,651
CHILE - 0.1%
Communication Services - 0.1%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (b)		25,000	24,547
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (b)		9,000	9,253
TOTAL CHILE			33,800
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		37,000	6,752
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)(n)		14,000	10,343
			17,095
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		16,000	14,860
TOTAL COLOMBIA			31,955
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		10,000	10,425
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		2,000	1,944
TOTAL FINLAND			12,369
FRANCE - 0.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 4/15/2032 (b)		42,344	41,198
Altice France SA 6.875% 10/15/2030 (b)		6,930	6,828
Altice France SA 6.875% 7/15/2032 (b)		39,804	38,798
			86,824
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (b)		6,000	6,108
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		19,000	20,229
Viridien 10% 10/15/2030 (b)		9,000	9,487
			29,716
Financials - 0.4%
Banks - 0.3%
BNP Paribas SA 0.5% 1/19/2030 (e)(l)	EUR	100,000	107,621
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (b)		22,000	22,679
Iliad Holding SAS 8.5% 4/15/2031 (b)		2,000	2,148
			24,827
TOTAL FINANCIALS			132,448

TOTAL FRANCE			255,096
GERMANY - 2.1%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
ZF Finance GmbH 2% 5/6/2027 (l)	EUR	100,000	113,112
ZF North America Capital Inc 6.875% 4/23/2032 (b)		7,000	6,650
ZF North America Capital Inc 7.125% 4/14/2030 (b)		7,000	6,931
ZF North America Capital Inc 7.5% 3/24/2031 (b)		5,000	4,947
			131,640
Financials - 0.1%
Financial Services - 0.1%
KfW 1.125% 3/31/2037 (l)	EUR	20,000	18,872
KfW 1.125% 9/15/2032 (l)	EUR	25,000	26,243
			45,115
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer AG 4.625% 5/26/2033 (l)	EUR	55,000	67,873
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (l)	EUR	10,000	11,640
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)		4,000	4,006
TOTAL INDUSTRIALS			15,646

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LEG Immobilien SE 0.875% 3/30/2033 (l)	EUR	100,000	93,514
Utilities - 1.2%
Electric Utilities - 0.8%
Amprion GmbH 3.625% 5/21/2031 (l)	EUR	100,000	118,668
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (e)(l)	EUR	100,000	110,274
EnBW International Finance BV 3.75% 11/20/2035 (l)	EUR	50,000	58,477
			287,419
Independent Power and Renewable Electricity Producers - 0.4%
RWE Finance US LLC 5.875% 4/16/2034 (b)		150,000	158,272
TOTAL UTILITIES			445,691

TOTAL GERMANY			799,479
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)		13,000	12,805
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		2,000	1,380
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		4,000	3,500
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,000	580
Tullow Oil PLC 10.25% 5/15/2026 (b)		20,000	14,444

TOTAL GHANA			32,709
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		29,000	29,993
GUATEMALA - 0.8%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		222,000	205,961
Millicom International Cellular SA 7.375% 4/2/2032 (b)		100,000	103,728

TOTAL GUATEMALA			309,689
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.3%
AIB Group PLC 2.875% 5/30/2031 (e)(l)	EUR	100,000	116,112
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)		7,000	7,195
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		31,000	31,348
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,188
GGAM Finance Ltd 8% 6/15/2028 (b)		2,000	2,119
			38,655
TOTAL IRELAND			161,962
ISRAEL - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		200,000	207,554
LUXEMBOURG - 1.0%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (b)		33,000	22,028
Altice Financing SA 9.625% 7/15/2027 (b)		6,000	4,789
			26,817
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (b)		4,000	3,810
TOTAL COMMUNICATION SERVICES			30,627

Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		15,000	13,050
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (l)	EUR	100,000	122,091
Logicor Financing Sarl 0.875% 1/14/2031 (l)	EUR	100,000	101,394
P3 Group Sarl 3.75% 4/2/2033 (l)	EUR	100,000	114,722
			338,207
TOTAL LUXEMBOURG			381,884
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)		6,000	6,061
MEXICO - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Petroleos Mexicanos 7.69% 1/23/2050		570,000	508,269
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (b)		5,000	4,736
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)		7,000	6,949
IHS Holding Ltd 6.25% 11/29/2028 (b)		12,000	11,925
IHS Holding Ltd 8.25% 11/29/2031 (b)		17,000	17,629

TOTAL NIGERIA			36,503
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (b)		9,000	9,332
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		12,000	12,102
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		22,000	22,860
TOTAL PANAMA			34,962
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.5% 10/28/2032 (b)		9,000	9,127
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		26,000	23,777
SWITZERLAND - 0.7%
Financials - 0.6%
Capital Markets - 0.3%
UBS Group AG 0.625% 1/18/2033 (l)	EUR	100,000	95,741
Insurance - 0.3%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (e)(l)	EUR	100,000	114,598
TOTAL FINANCIALS			210,339

Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		19,000	18,296
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		14,000	14,087
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,000	4,143
			36,526
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		18,000	12,240
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		2,000	1,388
Consolidated Energy Finance SA 6.5% 5/15/2026 (b)		18,000	17,070
			30,698
TOTAL SWITZERLAND			277,563
UNITED KINGDOM - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Virgin Media Finance PLC 5% 7/15/2030 (b)		2,000	1,770
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		5,000	5,361
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT International Finance PLC 4.125% 4/12/2032 (l)	EUR	100,000	119,735
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		13,000	14,162
Harbour Energy PLC 5.5% 10/15/2026 (b)		2,000	1,985
			16,147
Financials - 0.7%
Banks - 0.7%
Barclays PLC 3.543% 8/14/2031 (e)(l)	EUR	100,000	117,494
HSBC Holdings PLC 3% 7/22/2028 (e)	GBP	100,000	129,781
			247,275
Industrials - 0.7%
Ground Transportation - 0.3%
Mobico Group PLC 3.625% 11/20/2028 (l)(o)	GBP	100,000	116,578
Transportation Infrastructure - 0.4%
Heathrow Funding Ltd 6% 3/5/2032 (l)	GBP	100,000	136,437
TOTAL INDUSTRIALS			253,015

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		29,000	29,004
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		16,000	16,460
			45,464
Water Utilities - 0.5%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (l)	GBP	25,000	34,880
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (l)	GBP	100,000	126,256
			161,136
TOTAL UTILITIES			206,600

TOTAL UNITED KINGDOM			849,903
UNITED STATES - 20.5%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.4%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)		30,000	28,912
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		5,000	4,923
Cipher Compute LLC 7.125% 11/15/2030 (b)		16,000	16,255
Connect Holdings LLC 10.5% 4/3/2031 (b)		5,000	4,739
Level 3 Financing Inc 3.625% 1/15/2029 (b)		5,000	4,502
Level 3 Financing Inc 3.75% 7/15/2029 (b)		2,000	1,767
Level 3 Financing Inc 3.875% 10/15/2030 (b)		12,000	10,737
Level 3 Financing Inc 4% 4/15/2031 (b)		3,000	2,640
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,890
Level 3 Financing Inc 4.5% 4/1/2030 (b)		1,000	921
Level 3 Financing Inc 4.875% 6/15/2029 (b)		6,000	5,715
Level 3 Financing Inc 6.875% 6/30/2033 (b)		19,000	19,349
Level 3 Financing Inc 7% 3/31/2034 (b)		19,000	19,462
Lumen Technologies Inc 4.125% 4/15/2030 (b)		2,000	1,983
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	927
Windstream Services LLC 7.5% 10/15/2033 (b)		13,000	13,230
WULF Compute LLC 7.75% 10/15/2030 (b)		19,000	19,644
			157,596
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)		5,000	5,151
Snap Inc 6.875% 3/15/2034 (b)		5,000	5,111
			10,262
Media - 2.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		9,000	7,628
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)		12,000	10,168
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)		16,000	14,740
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		16,000	14,414
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)		7,000	6,150
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		6,000	5,512
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		440,000	283,153
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)		13,000	13,530
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)		13,000	13,665
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		10,000	9,891
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (b)		5,000	5,001
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		5,000	5,268
CMG Media Corp 8.875% 6/18/2029 (b)		2,000	1,639
CSC Holdings LLC 3.375% 2/15/2031 (b)		29,000	16,105
CSC Holdings LLC 4.5% 11/15/2031 (b)		36,000	20,354
CSC Holdings LLC 4.625% 12/1/2030 (b)		9,000	3,214
CSC Holdings LLC 5.5% 4/15/2027 (b)		6,000	5,177
Discovery Communications LLC 5% 9/20/2037		3,000	2,552
Discovery Communications LLC 6.35% 6/1/2040		4,000	3,606
DISH DBS Corp 5.125% 6/1/2029		19,000	16,081
DISH DBS Corp 5.25% 12/1/2026 (b)		1,000	977
DISH DBS Corp 7.375% 7/1/2028		5,000	4,661
DISH DBS Corp 7.75% 7/1/2026		21,000	20,559
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		57,960	60,194
EW Scripps Co/The 9.875% 8/15/2030 (b)		9,000	9,070
Lamar Media Corp 5.375% 11/1/2033 (b)(n)		13,000	13,014
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		5,000	5,299
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		90,000	85,218
Univision Communications Inc 8.5% 7/31/2031 (b)(n)		29,000	30,001
Univision Communications Inc 9.375% 8/1/2032 (b)(n)		13,000	13,800
Warnermedia Holdings Inc 4.279% 3/15/2032		2,000	1,828
Warnermedia Holdings Inc 5.05% 3/15/2042		14,000	11,198
Warnermedia Holdings Inc 5.141% 3/15/2052		3,000	2,244
			715,911
TOTAL COMMUNICATION SERVICES			883,769

Consumer Discretionary - 1.9%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		6,000	6,212
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)		5,000	5,031
American Axle & Manufacturing Inc 7.75% 10/15/2033 (b)(n)		13,000	13,129
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (b)		13,000	13,371
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		12,000	12,474
			50,217
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)		6,000	5,749
Broadline Retail - 0.2%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (b)		1,883	1,597
Saks Global Enterprises LLC 11% 12/15/2029 (b)		13,834	4,794
Wayfair LLC 6.75% 11/15/2032 (b)		13,000	13,265
Wayfair LLC 7.25% 10/31/2029 (b)(n)		25,000	26,006
Wayfair LLC 7.75% 9/15/2030 (b)(n)		25,000	26,644
			72,306
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032		5,000	5,102
Sotheby's 7.375% 10/15/2027 (b)		27,000	26,881
StoneMor Inc 8.5% 5/15/2029 (b)		21,000	20,506
TKC Holdings Inc 10.5% 5/15/2029 (b)		12,000	12,306
TKC Holdings Inc 6.875% 5/15/2028 (b)		5,000	5,037
			69,832
Hotels, Restaurants & Leisure - 0.7%
Acushnet Co 5.625% 12/1/2033 (b)		4,000	4,031
Caesars Entertainment Inc 6% 10/15/2032 (b)		4,000	3,816
Carnival Corp 5.75% 3/15/2030 (b)		14,000	14,389
Carnival Corp 5.75% 8/1/2032 (b)		5,000	5,126
Carnival Corp 5.875% 6/15/2031 (b)		13,000	13,385
Carnival Corp 6.125% 2/15/2033 (b)		22,000	22,662
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		29,000	27,047
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		3,000	2,788
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)		5,000	5,125
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		31,000	31,966
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		5,000	5,185
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		5,000	5,092
Life Time Inc 6% 11/15/2031 (b)		14,000	14,277
Light & Wonder International Inc 6.25% 10/1/2033 (b)		12,000	12,074
Lindblad Expeditions LLC 7% 9/15/2030 (b)		5,000	5,128
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		9,000	6,120
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (b)		6,000	6,275
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		3,000	3,120
NCL Corp Ltd 6.25% 9/15/2033 (b)		12,000	11,856
NCL Corp Ltd 6.75% 2/1/2032 (b)		5,000	5,075
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		5,000	5,110
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		5,000	5,148
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		2,000	2,070
Viking Cruises Ltd 5.875% 10/15/2033 (b)		19,000	19,308
Viking Cruises Ltd 9.125% 7/15/2031 (b)		5,000	5,364
Yum! Brands Inc 4.625% 1/31/2032		3,000	2,953
			244,490
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		3,000	2,840
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (b)		5,000	5,026
Beazer Homes USA Inc 7.5% 3/15/2031 (b)(n)		5,000	5,075
Century Communities Inc 6.625% 9/15/2033 (b)		6,000	6,084
Dream Finders Homes Inc 6.875% 9/15/2030 (b)		6,000	6,047
LGI Homes Inc 4% 7/15/2029 (b)		2,000	1,828
LGI Homes Inc 7% 11/15/2032 (b)		26,000	25,472
LGI Homes Inc 8.75% 12/15/2028 (b)		4,000	4,167
New Home Co Inc/The 8.5% 11/1/2030 (b)		3,000	3,090
TopBuild Corp 4.125% 2/15/2032 (b)		2,000	1,907
TopBuild Corp 5.625% 1/31/2034 (b)		13,000	13,177
Whirlpool Corp 5.75% 3/1/2034		1,000	961
Whirlpool Corp 6.125% 6/15/2030		14,000	14,141
Whirlpool Corp 6.5% 6/15/2033		27,000	26,831
			116,646
Specialty Retail - 0.4%
Carvana Co 4.875% 9/1/2029 (b)		1,000	928
Carvana Co 9% 6/1/2031 pay-in-kind (b)(e)		68,518	77,060
Champions Financing Inc 8.75% 2/15/2029 (b)(n)		10,000	9,968
LBM Acquisition LLC 6.25% 1/15/2029 (b)		5,000	4,473
LBM Acquisition LLC 9.5% 6/15/2031 (b)		13,000	13,399
Park River Holdings Inc 8% 3/15/2031 (b)		5,000	5,165
SGUS LLC 11% 12/15/2029 (b)		8,166	6,617
Staples Inc 10.75% 9/1/2029 (b)		22,000	21,623
Staples Inc 12.75% 1/15/2030 (b)		13,150	10,364
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(n)		4,000	4,215
White Cap Supply Holdings LLC 7.375% 11/15/2030 (b)		3,000	3,060
			156,872
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032		10,000	9,095
TOTAL CONSUMER DISCRETIONARY			725,207

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		30,000	28,762
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		3,000	2,977
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)		5,000	5,068
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		5,000	5,178
C&S Group Enterprises LLC 5% 12/15/2028 (b)		7,000	6,502
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		10,000	10,447
Performance Food Group Inc 6.125% 9/15/2032 (b)		5,000	5,144
US Foods Inc 5.75% 4/15/2033 (b)		5,000	5,090
US Foods Inc 6.875% 9/15/2028 (b)		6,000	6,206
			75,374
Food Products - 0.3%
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		29,000	27,757
Post Holdings Inc 4.625% 4/15/2030 (b)		65,000	63,311
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	5,078
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,163
Post Holdings Inc 6.375% 3/1/2033 (b)(n)		5,000	5,061
			106,370
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		3,000	3,071
TOTAL CONSUMER STAPLES			184,815

Energy - 2.7%
Energy Equipment & Services - 0.2%
Kodiak Gas Services LLC 6.5% 10/1/2033 (b)		12,000	12,241
Kodiak Gas Services LLC 6.75% 10/1/2035 (b)		5,000	5,137
Nabors Industries Inc 8.875% 8/15/2031 (b)		5,000	4,883
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,000	5,242
Nabors Industries Ltd 7.5% 1/15/2028 (b)		12,000	12,015
Star Holding LLC 8.75% 8/1/2031 (b)		4,000	4,038
Transocean International Ltd 7.875% 10/15/2032 (b)		5,000	5,212
Transocean International Ltd 8.25% 5/15/2029 (b)		5,000	5,086
Transocean International Ltd 8.5% 5/15/2031 (b)		31,000	31,252
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (b)		9,000	9,081
WBI Operating LLC 6.25% 10/15/2030 (b)		5,000	5,002
WBI Operating LLC 6.5% 10/15/2033 (b)		5,000	4,998
			104,187
Oil, Gas & Consumable Fuels - 2.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,000	4,013
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (b)		5,000	5,025
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (b)		4,000	4,077
California Resources Corp 7% 1/15/2034 (b)		5,000	4,987
California Resources Corp 8.25% 6/15/2029 (b)		39,000	40,805
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (b)		6,000	5,981
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		18,000	17,982
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		5,000	5,210
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		40,000	38,365
CNX Resources Corp 7.25% 3/1/2032 (b)		5,000	5,214
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		2,000	2,123
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		6,000	6,443
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		2,000	2,145
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		2,000	2,158
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		2,000	2,206
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,000	971
Comstock Resources Inc 6.75% 3/1/2029 (b)(n)		27,000	27,082
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		16,000	17,332
CVR Energy Inc 8.5% 1/15/2029 (b)		9,000	9,256
DBR Land Holdings LLC 6.25% 12/1/2030 (b)		13,000	13,167
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		14,000	14,080
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)		5,000	5,122
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		39,000	40,878
Energy Transfer LP 6.5% 2/15/2056 (e)		5,000	4,929
Energy Transfer LP 6.75% 2/15/2056 (e)		5,000	4,976
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		14,000	14,443
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		51,000	51,617
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		5,000	5,078
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		5,000	5,243
Harvest Midstream I LP 7.5% 5/15/2032 (b)		5,000	5,195
Harvest Midstream I LP 7.5% 9/1/2028 (b)		16,000	16,227
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		16,000	16,269
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		5,000	5,174
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (b)		5,000	5,126
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		5,000	5,277
Kinetik Holdings LP 5.875% 6/15/2030 (b)		5,000	5,040
Kinetik Holdings LP 6.625% 12/15/2028 (b)		16,000	16,460
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		13,000	12,468
MPLX LP 5% 3/1/2033		50,000	50,478
MPLX LP 5.65% 3/1/2053		50,000	46,909
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		25,000	24,623
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		9,000	9,461
Prairie Acquiror LP 9% 8/1/2029 (b)		5,000	5,168
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)		5,000	5,246
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		19,000	18,622
Sunoco LP 4.5% 10/1/2029 (b)		2,000	1,948
Sunoco LP 4.625% 5/1/2030 (b)		16,000	15,597
Sunoco LP 5.625% 3/15/2031 (b)		5,000	5,028
Sunoco LP 5.875% 3/15/2034 (b)		5,000	5,032
Sunoco LP 6.25% 7/1/2033 (b)		5,000	5,136
Sunoco LP 6.625% 8/15/2032 (b)		5,000	5,155
Sunoco LP 7% 5/1/2029 (b)		5,000	5,205
Sunoco LP 7.25% 5/1/2032 (b)		5,000	5,277
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		16,000	15,947
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		52,000	51,394
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (b)		5,000	5,006
Talos Production Inc 9% 2/1/2029 (b)		5,000	5,215
Targa Resources Corp 4.2% 2/1/2033		160,000	153,603
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)		13,000	13,446
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)		13,000	13,627
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		5,000	5,448
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		5,000	5,570
			926,285
TOTAL ENERGY			1,030,472

Financials - 2.2%
Banks - 0.2%
Bank of America Corp 2.299% 7/21/2032 (e)		90,000	80,734
Western Alliance Bancorp 3% 6/15/2031 (e)		13,000	12,440
			93,174
Capital Markets - 0.4%
Ares Strategic Income Fund 5.8% 9/9/2030 (b)		10,000	10,107
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,000	2,002
Hightower Holding LLC 9.125% 1/31/2030 (b)		5,000	5,314
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		17,000	17,294
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)		13,000	13,596
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		5,000	5,267
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		8,000	7,599
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		100,000	101,221
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		3,000	3,149
			165,549
Consumer Finance - 0.6%
Ally Financial Inc 6.646% 1/17/2040 (e)		25,000	25,118
Ally Financial Inc 6.7% 2/14/2033		2,000	2,094
Capital One Financial Corp 5.468% 2/1/2029 (e)		9,000	9,238
Capital One Financial Corp 5.817% 2/1/2034 (e)		5,000	5,264
Capital One Financial Corp 7.624% 10/30/2031 (e)		11,000	12,447
Encore Capital Group Inc 8.5% 5/15/2030 (b)		10,000	10,643
Ford Motor Credit Co LLC 5.73% 9/5/2030		5,000	5,088
Ford Motor Credit Co LLC 5.8% 3/8/2029		50,000	50,970
LFS Topco LLC 8.75% 7/15/2030 (b)		17,000	16,621
Navient Corp 4.875% 3/15/2028		1,000	987
Navient Corp 5% 3/15/2027		6,000	5,995
Navient Corp 5.5% 3/15/2029 (n)		5,000	4,926
Navient Corp 5.625% 8/1/2033		1,000	901
Navient Corp 7.875% 6/15/2032		5,000	5,166
OneMain Finance Corp 6.125% 5/15/2030		5,000	5,080
OneMain Finance Corp 6.5% 3/15/2033		5,000	5,024
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,174
OneMain Finance Corp 6.75% 3/15/2032		5,000	5,110
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,179
OneMain Finance Corp 7.5% 5/15/2031		31,000	32,567
PRA Group Inc 8.875% 1/31/2030 (b)(n)		6,000	6,220
SLM Corp 6.5% 1/31/2030		6,000	6,254
			226,066
Financial Services - 0.7%
Block Inc 3.5% 6/1/2031 (n)		5,000	4,689
Block Inc 5.625% 8/15/2030 (b)		5,000	5,095
Block Inc 6% 8/15/2033 (b)		13,000	13,361
Block Inc 6.5% 5/15/2032		22,000	22,992
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		5,000	5,310
Clue Opco LLC 9.5% 10/15/2031 (b)(n)		3,000	3,106
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (b)		5,000	5,063
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (b)		5,000	5,056
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (e)		13,000	13,246
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		3,000	3,008
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		35,000	34,551
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,000	1,998
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		5,000	4,833
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		5,000	5,037
Jefferson Capital Holdin 8.25% 5/15/2030 (b)		5,000	5,231
NFE Financing LLC 12% 11/15/2029 (b)(g)		16,468	4,173
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)		5,000	5,152
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)		6,000	6,245
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)(n)		12,000	12,528
Rocket Cos Inc 6.125% 8/1/2030 (b)		13,000	13,495
Rocket Cos Inc 6.375% 8/1/2033 (b)		13,000	13,613
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)(n)		5,000	5,197
UWM Holdings LLC 6.25% 3/15/2031 (b)		5,000	5,022
UWM Holdings LLC 6.625% 2/1/2030 (b)		5,000	5,081
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		5,000	5,139
WEX Inc 6.5% 3/15/2033 (b)		2,000	2,040
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		27,000	28,032
			238,293
Insurance - 0.1%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		5,000	5,121
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		5,000	5,192
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		5,000	5,241
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		5,000	5,143
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		5,000	5,169
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		14,000	14,117
			39,983
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (b)		7,000	7,072
Rithm Capital Corp 8% 4/1/2029 (b)		5,000	5,108
Rithm Capital Corp 8% 7/15/2030 (b)		6,000	6,116
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		1,000	992
Starwood Property Trust Inc 5.25% 10/15/2028 (b)		5,000	5,034
Starwood Property Trust Inc 5.75% 1/15/2031 (b)		5,000	5,082
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	5,147
Starwood Property Trust Inc 6.5% 10/15/2030 (b)		5,000	5,212
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		9,000	9,395
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		16,000	16,957
			66,115
TOTAL FINANCIALS			829,180

Health Care - 2.9%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		14,000	12,494
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/2030 (b)		7,000	6,797
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		52,000	53,785
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		3,000	3,160
			63,742
Health Care Providers & Services - 2.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)(n)		5,000	5,095
Centene Corp 2.625% 8/1/2031		50,000	42,843
Centene Corp 4.625% 12/15/2029		80,000	77,337
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		91,000	81,413
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		21,000	17,449
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)		5,000	5,317
CVS Health Corp 6.75% 12/10/2054 (e)		27,000	27,982
CVS Health Corp 7% 3/10/2055 (e)		23,000	24,181
DaVita Inc 4.625% 6/1/2030 (b)		64,000	62,076
DaVita Inc 6.75% 7/15/2033 (b)		13,000	13,509
DaVita Inc 6.875% 9/1/2032 (b)		5,000	5,202
Global Medical Response Inc 7.375% 10/1/2032 (b)		3,000	3,161
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		4,000	3,773
LifePoint Health Inc 10% 6/1/2032 (b)		4,000	4,228
ModivCare Inc 5% 10/1/2029 (b)(g)		2,000	0
Molina Healthcare Inc 6.25% 1/15/2033 (b)		25,000	25,057
Molina Healthcare Inc 6.5% 2/15/2031 (b)		12,000	12,258
Owens & Minor Inc 4.5% 3/31/2029 (b)(n)		4,000	2,829
Owens & Minor Inc 6.625% 4/1/2030 (b)		8,000	5,130
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		4,000	4,011
Prime Healthcare Foundation Inc 7% 12/1/2027		142,000	147,093
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		9,000	9,542
Radiology Partners Inc 8.5% 7/15/2032 (b)		5,000	5,194
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(e)		1,099	1,063
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		2,000	2,052
Tenet Healthcare Corp 5.5% 11/15/2032 (b)		5,000	5,079
Tenet Healthcare Corp 6% 11/15/2033 (b)		5,000	5,163
Tenet Healthcare Corp 6.125% 6/15/2030		57,000	58,262
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	203,509
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		16,000	16,254
			876,062
Health Care Technology - 0.1%
IQVIA Inc 6.25% 6/1/2032 (b)		19,000	19,873
Pharmaceuticals - 0.2%
1261229 BC Ltd 10% 4/15/2032 (b)		34,000	35,150
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		6,000	5,974
Bausch Health Cos Inc 11% 9/30/2028 (b)		4,000	4,181
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		5,000	4,525
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		3,000	2,205
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		12,000	11,695
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)(n)		14,000	11,724
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		5,000	4,499
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (b)		14,000	11,774
			91,727
TOTAL HEALTH CARE			1,063,898

Industrials - 2.7%
Aerospace & Defense - 0.9%
Axon Enterprise Inc 6.125% 3/15/2030 (b)		14,000	14,431
Axon Enterprise Inc 6.25% 3/15/2033 (b)		5,000	5,191
Boeing Co 6.259% 5/1/2027		2,000	2,054
Boeing Co 6.298% 5/1/2029		3,000	3,191
Boeing Co 6.388% 5/1/2031		2,000	2,176
Boeing Co 6.528% 5/1/2034		3,000	3,336
Boeing Co 6.858% 5/1/2054		154,000	175,448
Boeing Co 7.008% 5/1/2064		4,000	4,580
Carpenter Technology Corp 5.625% 3/1/2034 (b)		13,000	13,213
OneSky Flight LLC 8.875% 12/15/2029 (b)		6,000	6,350
TransDigm Inc 6% 1/15/2033 (b)		9,000	9,203
TransDigm Inc 6.25% 1/31/2034 (b)		5,000	5,184
TransDigm Inc 6.375% 3/1/2029 (b)(n)		5,000	5,149
TransDigm Inc 6.375% 5/31/2033 (b)		13,000	13,325
TransDigm Inc 6.75% 1/31/2034 (b)		13,000	13,583
TransDigm Inc 7.125% 12/1/2031 (b)		53,000	55,565
			331,979
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)(n)		27,000	27,861
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		4,000	4,228
			32,089
Building Products - 0.3%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (b)		5,000	5,253
Builders FirstSource Inc 6.375% 3/1/2034 (b)		5,000	5,201
Builders FirstSource Inc 6.75% 5/15/2035 (b)		19,000	20,039
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)		5,000	4,181
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		5,000	2,501
Cornerstone Building Brands Inc 9.5% 8/15/2029 (b)		5,000	4,015
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		27,000	27,983
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		5,000	5,233
JH North America Holdings Inc 6.125% 7/31/2032 (b)		5,000	5,125
Masterbrand Inc 7% 7/15/2032 (b)		2,000	2,063
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		2,000	2,043
Standard Building Solutions Inc 6.25% 8/1/2033 (b)		26,000	26,667
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		5,000	5,158
			115,462
Commercial Services & Supplies - 0.6%
ADT Security Corp/The 5.875% 10/15/2033 (b)		7,000	7,105
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)		13,000	13,437
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		14,000	14,740
Artera Services LLC 8.5% 2/15/2031 (b)		51,000	44,087
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		31,000	30,400
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,000	2,056
CoreCivic Inc 4.75% 10/15/2027		16,000	15,923
CoreCivic Inc 8.25% 4/15/2029		3,000	3,161
GEO Group Inc/The 10.25% 4/15/2031		14,000	15,362
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,269
GFL Environmental Inc 3.5% 9/1/2028 (b)		2,000	1,962
GFL Environmental Inc 6.75% 1/15/2031 (b)		5,000	5,249
Neptune Bidco US Inc 10.375% 5/15/2031 (b)		19,000	19,210
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		22,000	21,835
OT Midco Inc 10% 2/15/2030 (b)		10,000	3,963
Reworld Holding Corp 4.875% 12/1/2029 (b)		2,000	1,894
Williams Scotsman Inc 6.625% 4/15/2030 (b)		5,000	5,163
Williams Scotsman Inc 6.625% 6/15/2029 (b)		9,000	9,286
			220,102
Construction & Engineering - 0.1%
AECOM 6% 8/1/2033 (b)		20,000	20,559
Amsted Industries Inc 6.375% 3/15/2033 (b)		6,000	6,207
Pike Corp 5.5% 9/1/2028 (b)		6,000	5,985
Pike Corp 8.625% 1/31/2031 (b)		5,000	5,286
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		17,000	17,052
			55,089
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (b)		4,000	3,905
WESCO Distribution Inc 6.375% 3/15/2033 (b)		16,000	16,734
			20,639
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)(n)		5,000	5,148
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		16,000	16,453
			21,601
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		5,000	5,300
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (b)		5,000	5,046
Enpro Inc 6.125% 6/1/2033 (b)		5,000	5,165
			10,211
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		12,000	11,853
Professional Services - 0.2%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		9,000	9,447
CACI International Inc 6.375% 6/15/2033 (b)		12,000	12,510
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (b)		21,000	19,568
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (b)		10,000	9,391
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (b)		3,000	2,970
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (b)		3,000	2,996
Science Applications International Corp 5.875% 11/1/2033 (b)		13,000	12,950
TriNet Group Inc 7.125% 8/15/2031 (b)		5,000	5,174
			75,006
Trading Companies & Distributors - 0.3%
FTAI Aviation Investors LLC 7% 6/15/2032 (b)		5,000	5,244
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)(n)		9,000	9,582
Herc Holdings Inc 7% 6/15/2030 (b)		13,000	13,647
Herc Holdings Inc 7.25% 6/15/2033 (b)		13,000	13,762
QXO Building Products Inc 6.75% 4/30/2032 (b)		26,000	27,152
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (b)		5,000	5,151
United Rentals North America Inc 5.375% 11/15/2033 (b)		19,000	19,044
United Rentals North America Inc 6.125% 3/15/2034 (b)		5,000	5,222
			98,804
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (b)		3,000	3,139
TOTAL INDUSTRIALS			1,001,274

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,119
Lightning Power LLC 7.25% 8/15/2032 (b)		5,000	5,306
TTM Technologies Inc 4% 3/1/2029 (b)		4,000	3,874
			14,299
IT Services - 0.2%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		22,000	21,790
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		7,000	6,932
CoreWeave Inc 9% 2/1/2031 (b)		26,000	23,527
CoreWeave Inc 9.25% 6/1/2030 (b)		13,000	11,994
			64,243
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology Inc 5.875% 10/1/2033 (b)		3,000	3,054
Entegris Inc 4.375% 4/15/2028 (b)		62,000	61,398
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (e)		2,999	2,429
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(e)		1,397	1,530
			68,411
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (b)		4,000	4,213
Cloud Software Group Inc 9% 9/30/2029 (b)		31,000	31,978
Fair Isaac Corp 6% 5/15/2033 (b)		16,000	16,446
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,161
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		21,000	22,096
			79,894
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (b)		5,000	5,140
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		5,000	5,148
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		9,000	9,562
			19,850
TOTAL INFORMATION TECHNOLOGY			246,697

Materials - 1.9%
Chemicals - 1.2%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(e)		21,471	18,733
Celanese US Holdings LLC 6.5% 4/15/2030		85,000	84,865
Celanese US Holdings LLC 6.75% 4/15/2033 (n)		102,000	101,509
Celanese US Holdings LLC 6.879% 7/15/2032 (e)		9,000	9,182
Celanese US Holdings LLC 7.05% 11/15/2030 (e)		6,000	6,220
Celanese US Holdings LLC 7.2% 11/15/2033 (e)		5,000	5,222
Chemours Co/The 5.75% 11/15/2028 (b)		52,000	50,469
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (b)		5,176	2,812
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (b)		26,000	25,397
Mativ Holdings Inc 8% 10/1/2029 (b)		7,000	7,013
Methanex US Operations Inc 6.25% 3/15/2032 (b)(n)		5,000	5,134
Olin Corp 5% 2/1/2030		61,000	59,950
Olin Corp 6.625% 4/1/2033 (b)		16,000	15,893
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)(n)		5,000	4,831
Solstice Advanced Materials Inc 5.625% 9/30/2033 (b)		13,000	13,071
Tronox Inc 4.625% 3/15/2029 (b)		21,000	13,565
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		19,000	17,887
WR Grace Holdings LLC 6.625% 8/15/2032 (b)		13,000	12,904
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		1,000	1,016
			455,673
Construction Materials - 0.2%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		38,000	39,459
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		14,000	14,577
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (b)		12,000	12,027
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		5,000	5,307
			71,370
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		17,000	15,823
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(m)(p)		19,000	19,330
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)		16,000	16,145
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)(n)		4,000	4,006
Crown Americas LLC 5.875% 6/1/2033 (b)		13,000	13,308
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		5,000	5,084
			73,696
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		14,000	14,835
Century Aluminum Co 6.875% 8/1/2032 (b)		6,000	6,096
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		16,000	16,401
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)		5,000	5,157
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		16,000	16,733
Commercial Metals Co 5.75% 11/15/2033 (b)		12,000	12,272
Commercial Metals Co 6% 12/15/2035 (b)		12,000	12,224
Kaiser Aluminum Corp 5.875% 3/1/2034 (b)		7,000	6,977
Novelis Corp 3.875% 8/15/2031 (b)(n)		3,000	2,737
Novelis Corp 6.375% 8/15/2033 (b)		3,000	3,027
Novelis Corp 6.875% 1/30/2030 (b)(n)		12,000	12,435
			108,894
TOTAL MATERIALS			709,633

Real Estate - 0.9%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 6.875% 7/15/2029		55,000	58,448
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,613
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		60,000	55,335
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		1,000	949
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (b)		10,000	9,589
			140,934
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		18,000	13,197
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	4,211
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		34,000	32,859
National Health Investors Inc 5.35% 2/1/2033		20,000	19,908
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,000	8,024
			78,199
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)		5,000	5,196
Office REITs - 0.2%
Highwoods Realty LP 7.65% 2/1/2034		31,000	35,381
Kilroy Realty LP 5.875% 10/15/2035		37,000	37,534
			72,915
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		3,000	3,013
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		2,000	1,864
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		4,000	4,345
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,582
Forestar Group Inc 6.5% 3/15/2033 (b)		12,000	12,351
Kennedy-Wilson Inc 4.75% 2/1/2030		5,000	4,786
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)		5,000	5,154
			39,095
Specialized REITs - 0.0%
Millrose Properties Inc 6.25% 9/15/2032 (b)		5,000	5,056
Millrose Properties Inc 6.375% 8/1/2030 (b)		5,000	5,101
			10,157
TOTAL REAL ESTATE			346,496

Utilities - 1.7%
Electric Utilities - 1.6%
DPL LLC/Ohio 4.35% 4/15/2029		360,000	353,358
Edison International 6.25% 3/15/2030		3,000	3,136
Edison International 7.875% 6/15/2054 (e)		6,000	6,240
Edison International 8.125% 6/15/2053 (e)(n)		9,000	9,294
Hawaiian Electric Co Inc 6% 10/1/2033 (b)		5,000	5,063
NRG Energy Inc 5.25% 6/15/2029 (b)		9,000	9,038
NRG Energy Inc 5.75% 1/15/2034 (b)		13,000	13,104
NRG Energy Inc 5.75% 7/15/2029 (b)		40,000	40,199
NRG Energy Inc 6% 1/15/2036 (b)		13,000	13,203
NRG Energy Inc 6% 2/1/2033 (b)		5,000	5,106
NRG Energy Inc 6.25% 11/1/2034 (b)		5,000	5,153
PacifiCorp 7.375% 9/15/2055 (e)		10,000	10,168
PG&E Corp 5% 7/1/2028		7,000	6,949
PG&E Corp 5.25% 7/1/2030		22,000	21,791
PG&E Corp 7.375% 3/15/2055 (e)		25,000	25,846
Vistra Operations Co LLC 5% 7/31/2027 (b)		22,000	22,070
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		5,000	5,259
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,000	5,311
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(n)		6,000	6,149
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (b)		12,000	12,201
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)		6,000	6,287
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (b)		4,000	4,182
			589,107
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 6.95% 7/15/2055 (e)		5,000	4,877
Alpha Generation LLC 6.25% 1/15/2034 (b)		5,000	5,008
Alpha Generation LLC 6.75% 10/15/2032 (b)		2,000	2,058
Calpine Corp 4.625% 2/1/2029 (b)		2,000	1,985
Calpine Corp 5.125% 3/15/2028 (b)		3,000	3,009
Talen Energy Supply LLC 6.25% 2/1/2034 (b)		13,000	13,246
Talen Energy Supply LLC 6.5% 2/1/2036 (b)		13,000	13,441
			43,624
TOTAL UTILITIES			632,731

TOTAL UNITED STATES			7,654,172
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,587,140)			12,012,128

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (o) (Cost $5,561)	60	5,806

Preferred Securities - 2.3%
		Principal Amount (a)	Value ($)
CANADA - 1.6%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Enbridge Inc 5.75% 7/15/2080 (e)		250,000	258,089
Financials - 0.9%
Banks - 0.9%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.8211% (d)(e)(q)		325,000	326,261
TOTAL CANADA			584,350
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen International Finance NV 3.875% (e)(l)(q)	EUR	100,000	116,038
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.625% (e)(q)		25,000	25,533
Energy Transfer LP Series G, 7.125% (e)(q)		5,000	5,149
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (d)(e)(q)		19,000	19,059
Sunoco LP 7.875% (b)(e)(q)		15,000	15,503
			65,244
Financials - 0.2%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(e)(q)		12,000	12,431
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (e)(q)		2,000	1,849
Ally Financial Inc 4.7% (e)(n)(q)		44,000	43,170
			45,019
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(h)(q)		2,056	2,092
TOTAL FINANCIALS			59,542

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (e)(q)		23,000	22,471
Aircastle Ltd 5.25% (b)(e)(q)		4,000	4,026
			26,497
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(q)		7,000	7,032
TOTAL UNITED STATES			158,315
TOTAL PREFERRED SECURITIES (Cost $806,249)			858,703

U.S. Treasury Obligations - 47.5%
	Yield (%) (r)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,313,122
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	808,000	721,361
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	337,408
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	690,400	642,962
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	71,572
US Treasury Bonds 4.75% 5/15/2055	4.65 to 4.91	2,102,000	2,127,290
US Treasury Notes 3.625% 10/31/2030	3.71	44,000	44,038
US Treasury Notes 3.75% 10/31/2032	3.92	15,000	14,965
US Treasury Notes 3.75% 5/31/2030	3.61 to 3.72	19,000	19,129
US Treasury Notes 3.875% 8/15/2033	4.59 to 4.77	457,000	457,857
US Treasury Notes 4% 2/15/2034	3.92 to 4.44	81,000	81,639
US Treasury Notes 4% 4/30/2032	4.11	80,000	81,175
US Treasury Notes 4.125% 7/31/2031	3.90	50,000	51,142
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.15	2,640,000	2,691,150
US Treasury Notes 4.375% 5/15/2034	3.84 to 4.32	8,448,000	8,733,780
US Treasury Notes 4.5% 12/31/2031 (s)	4.70	400,000	417,000
US Treasury Notes 4.625% 4/30/2029	4.72	10,000	10,351
US Treasury Notes 4.75% 2/15/2045	4.54	30,000	30,473
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,890,426)			17,846,414

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (t)	4.02	2,671,619	2,672,154
Fidelity Securities Lending Cash Central Fund (t)(u)	4.02	209,159	209,180
TOTAL MONEY MARKET FUNDS (Cost $2,881,334)			2,881,334

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $37,168,241)	37,657,424
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(116,393)
NET ASSETS - 100.0%	37,541,031

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1	3/20/2026	116,219	795	795
CBOT 2Y US Treasury Notes Contracts (United States)	1	3/31/2026	208,852	110	110
CBOT 5Y US Treasury Notes Contracts (United States)	1	3/31/2026	109,758	287	287
CBOT US Treasury Long Bond Contracts (United States)	1	3/20/2026	117,469	944	944

TOTAL PURCHASED					2,136

Sold

Interest Rate Contracts
ICE Long GILT Futures (United Kingdom)	1	3/27/2026	121,224	(1,031)	(1,031)

TOTAL FUTURES CONTRACTS					1,105
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	3,000	USD	2,151	Goldman Sachs Bank USA	12/1/2025	(4)
EUR	25,000	USD	29,010	BNP Paribas SA	12/2/2025	(1)
USD	7,152	AUD	11,000	JPMorgan Chase Bank NA	12/11/2025	(55)
USD	31,270	AUD	48,000	JPMorgan Chase Bank NA	12/11/2025	(179)
USD	2,152	CAD	3,000	Goldman Sachs Bank USA	12/11/2025	5
USD	91,769	CAD	129,000	JPMorgan Chase Bank NA	12/11/2025	(589)
USD	16,380	CAD	23,000	JPMorgan Chase Bank NA	12/11/2025	(87)
USD	22,058	EUR	19,000	BNP Paribas SA	12/11/2025	0
USD	27,874	EUR	24,000	BNP Paribas SA	12/11/2025	11
USD	1,714,519	EUR	1,489,000	BNP Paribas SA	12/11/2025	(14,134)
USD	70,694	EUR	61,000	BNP Paribas SA	12/11/2025	(124)
USD	6,551	GBP	5,000	BNP Paribas SA	12/11/2025	(67)
USD	47,539	GBP	36,000	BNP Paribas SA	12/11/2025	(114)
USD	601,552	GBP	461,000	JPMorgan Chase Bank NA	12/11/2025	(8,676)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(24,014)
Unrealized Appreciation						16
Unrealized Depreciation						(24,030)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,761,824 or 20.7% of net assets.

(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security.
(i)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $124 and $122, respectively.
(j)	Non-income producing.
(k)	Zero coupon bond which is issued at a discount.
(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,361,424 or 6.3% of net assets.

(m)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(n)	Security or a portion of the security is on loan at period end.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	A portion of the security sold on a delayed delivery basis.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,850.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	334,434	5,836,083	3,498,277	8,839	(86)	-	2,672,154	2,671,619	0.0%
Fidelity Securities Lending Cash Central Fund	271,635	406,921	469,376	235	-	-	209,180	209,159	0.0%
Total	606,069	6,243,004	3,967,653	9,074	(86)	-	2,881,334

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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